SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Carrying Amount of Assets and Liabilities
		As of
	Notes	December 31, 2014	September 30, 2015
		(Audited)	(Unaudited)
		US$	US$

ASSETS
Current assets:
Cash and cash equivalents		28,856	87,268
Restricted cash, current		97,988	184,719
Short-term investments		22,774	472
Accounts receivable (net of allowance of US$4,719, and US$10,195 as of December 31, 2014 and September 30,2015, respectively)		11,847	56,537
Funds receivable		-	1,251
Commitment deposits		47,312	17,049
Prepayments and other current assets		20,553	31,867
Deferred tax assets, current		1,462	1,705

Total current assets		230,792	380,868

Non-current assets:
Property and equipment, net		18,166	21,840
Long-term investments		120,819	153,374
Restricted cash, non-current		109,495	-
Deferred tax assets, non-current		271	675
Prepayment for business acquisition		9,806	-
Other non-current assets		7,814	3,774

Total non-current assets		266,371	179,663

Total assets		497,163	560,531

Current liabilities:
Deferred revenue		30,671	31,154
Accrued expenses and other liabilities		64,846	30,279
Customers' refundable fees		17,637	12,,884
Income tax payable		6,742	(853)
Intercompany payable to the WOFEs		137,168	317,146

Total current liabilities		257,064	390,610

Other non-current liabilities		4	-

Total liabilities		257,068	390,610

Net asset		240,095	169,921

Result of Operations
	For the Nine Months Ended September 30,
	2014	2015
	(Unaudited)	(Unaudited)
	US$	US$

Total revenues	71,057	191,222
Net income	15,458	(59,336)

Summary of Cash Flow Activities
	For the Nine Months Ended September 30,
	2014	2015
	(Unaudited)	(Unaudited)
	US$	US$

Net cash generating from operating activities	(557,794)	46,375
Net cash (used in) generating from investing activities	168,716	(397)
Net cash used in financing activities	302,569	14,687

Assets Measeured Fair Value on a Recurring Basis
Fair Value Measurement at December 31, 2014
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at December 31, 2014
	(Audited)	(Audited)	(Audited)	(Audited)
	US$	US$	US$	US$

Available-for-sale securities	59,035			59,035

Fair Value Measurement at September 30, 2015
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
	US$	US$	US$	US$

Available-for-sale securities	50,420			50,420